CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net earnings (loss)	(976.6)	(398.2)	(5.6)
Employee future benefits liability adjustment
Gross amount	(46.9)	16.4	(36.1)
Tax (expense) recovery	0.2	(3.9)	9.9
Net amount	(46.7)	12.5	(26.2)
Reclassification of amortization of employee future benefits
Gross amount	5.2	3.1	9.3
Tax (expense) recovery	(1.7)	(1.1)	(2.5)
Net amount	3.5	2.0	6.8
Unrealized net gain on cash flow revenue hedges
Gross amount		5.8	20.5
Tax (expense) recovery		(1.6)	(6.0)
Net amount		4.2	14.5
Reclassification of net (gain) loss on cash flow revenue hedges
Gross amount	(1.4)	(15.1)	6.9
Tax (expense) recovery	0.4	4.2	(2.1)
Net amount	(1.0)	(10.9)	4.8
Foreign currency translation adjustments, net of related hedging activities
Gross amount	0.4	(0.4)	(1.2)
Tax (expense) recovery	0.5	(0.9)	(4.4)
Net amount	0.9	(1.3)	(5.6)
Unrealized gain (loss) on interest rate hedges
Gross amount		0.3	(1.6)
Tax (expense) recovery		(0.1)	0.4
Net amount		0.2	(1.2)
Other comprehensive income (loss), net of taxes	(43.3)	6.7	(6.9)
Total comprehensive income (loss)	(1,019.9)	(391.5)	(12.5)
Comprehensive loss attributable to non-controlling interest:
Net loss	2.6	1.3	1.2
Other comprehensive (income) loss, net of taxes		(0.1)	0.6
Comprehensive loss attributable to non-controlling interest	2.6	1.2	1.8
Comprehensive income (loss) attributable to the company	(1,017.3)	(390.3)	(10.7)